Cover	Aug. 25, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2021
Entity File Number	001-39625
Entity Registrant Name	GOOD WORKS ACQUISITION CORP.
Entity Central Index Key	0001819989
Entity Tax Identification Number	85-1614529
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4265 San Felipe
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(713)
Local Phone Number	468-2717
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $.001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	GWAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	GWACW
Security Exchange Name	NASDAQ